6 - Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets
	2013	2012
Intangible assets	$ 402,000	$ 402,000
Less: accumulated amortization	(155,775)	(135,675)
Net intangible assets	$ 246,225	$ 266,325

Future amortization expense:

Amortization Expense

Year ended December 31,
2014	$ 20,100
2015	$ 20,100
2016	$ 20,100
2017	$ 20,100
2018	$ 20,100